Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In accordance with Accounting Standards Codification 820, the Master Trust financial instruments have been categorized, based on the degree of subjectivity inherent in the valuation technique, into a fair value hierarchy of three levels, as follows:

•Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and 2024.

Registered investment companies (mutual funds), Company stock funds and bond funds: Valued at the net asset value ("NAV") of shares held by the Master Trust at year-end.

Common collective trusts: Valued at the net asset value of units held by the trust at year-end. The net asset value is determined by dividing the total value of trust's assets by the total number of units outstanding.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Master Trust's investments at fair value as of December 31, 2025. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Totals

Registered investment companies	$210,908,375	$—	$210,908,375
Common collective trusts	—	6,225,402,494	6,225,402,494
Company stock funds	—	1,906,273,157	1,906,273,157
Bond funds	—	292,965,268	292,965,268

Total investments at fair value	$210,908,375	$8,424,640,919	$8,635,549,294
10
8    Fair Value Measurements, Continued

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Master Trust's investments at fair value as of December 31, 2024. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Totals

Registered investment companies	$1,591,771,779	$—	$1,591,771,779
Common collective trusts	—	4,328,225,696	4,328,225,696
Company stock funds	—	2,181,871,345	2,181,871,345
Bond funds	—	117,626,555	117,626,555

Total investments at fair value	$1,591,771,779	$6,627,723,596	$8,219,495,375